SHARE CAPITAL AND RESERVES (Tables)	6 Months Ended
May 31, 2022
Schedule of authorized to issue of preferred shares

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Schedule of weighted average assumptions by Black-Scholes option-pricing model

	May 31, 2022	November 30, 2021
Risk-free interest rate	-	0.41%
Dividend yield	-	nil
Expected life	-	5.0 years
Volatility	-	105%
Weighted average fair value per option	-	$1.18

Schedule of stock option transactions

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Share Price on Exercise
		$	$
Balance, November 30, 2020	957,995	$2.55	-
Granted	1,072,450	$1.90	-
Exercised	(10,000)	$1.90	$2.00
Cancelled	(265,000)	$1.90	-
Balance, November 30, 2021	1,755,445	$1.90	-
Expired	(50,000)	$1.90
Balance, May 31, 2022	1,755,445	$1.90

Schedule of summary of the share options outstanding and exercisable

Number Outstanding	Number Exercisable		Exercise Price	Expiry Date
			$
257,995	257,995		$1.90	February 28, 2024
25,000	25,000		$1.90	January 8, 2025
25,000	25,000		$1.90	February 13, 2025
25,000	25,000		$1.90	March 10, 2025
25,000	25,000		$1.90	April 13, 2025
275,000	275,000		$1.90	July 23, 2025
750,715	428,980	*	$1.90	January 1, 2026
321,735	214,490		$1.90	January 14, 2026
1,705,445	1,276,465
*	321,735 unvested stock options and 428,980 vested stock options were cancelled in July 2022.

Schedule of agents' warrant transactions

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2020	213,333	$1.88
Exercised	(186,666)	$1.88
Balance, November 30, 2021 and May 31, 2022	26,667	$1.88

Schedule of agents' warrants outstanding and exercisable

Number Outstanding	Exercise Price	Expiry Date
	$
26,667	$1.88	June 4, 2025
26,667

Schedule of share purchase warrant transactions

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2020	3,033,709	$1.66
Issued	270,000	$1.75
Exercised	(1,408,501)	$1.84
Expired	(1,516,000)	$1.46
Balance, November 30, 2021	379,208	$1.84
Expired	(24,208)	$1.20
Balance, May 31, 2022	355,000	$1.88

Schedule of share purchase warrants outstanding and exercisable for warrants

Number Outstanding	Exercise Price	Expiry Date
	$
355,000	$1.88	June 9, 2025
355,000

Schedule of Restricted share units

Number of RSUs

Balance, November 30, 2020	750,000
Vested	(487,502)
Cancelled	(98,541)
Balance, November 30, 2021	163,957
Vested	(163,957)
Balance, May 31, 2022	-